Senior Unsecured Bonds (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Senior Unsecured Bonds
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2024, and 2023:

	December 31, 2023	December 31, 2024
	(in thousands)
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$123,024	$252,333
Less: current portion of deferred financing costs	(2,697)	(2,246)
Current portion of secured term loan facilities, net of deferred financing costs	120,327	250,087
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	646,131	508,226
Amount due to related parties*	41,342	—
Less: non-current portion of deferred financing costs	(4,156)	(3,231)
Non-current secured term loan facilities and revolving credit facilities, net of current and non-current deferred financing costs	$683,317	$504,995

*
Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. The amount for 2024 is $nil as the sale and leaseback for Navigator Aurora was terminated during the year.

The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2024, and 2023:

Senior Unsecured Bonds	December 31, 2023	December 31, 2024
	(in thousands)
2024 Bond cost	—	100,000
2020 Bond cost	100,000	—
Less Treasury bonds	(9,000)	—
Less deferred financing costs	(664)	(1,554)
Total Bonds, net of deferred financing costs	$90,336	$98,446